Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of detailed information about operating segments [Text Block]

(Millions of euros)	Construction	Highways	Airports	Energy	Other	Adjustments	Total 2025
Revenues	7,653	1,374	111	339	460	(310)	9,627
Total operating expenses	7,142	385	75	336	537	(305)	8,170
Depreciation and amortization expenses	160	270	22	15	23	—	490
(Impairment) and gains/(losses) on disposals of non-current assets	6	—	270	(7)	(59)	—	210
Operating profit/(loss)	357	719	284	(19)	(159)	(5)	1,177
Profit/(loss) on derivatives and other net financial income/(expense)	(52)	(57)	30	(4)	9	—	(74)
Net financial income/(expense) from financing	126	(234)	69	(15)	(237)	—	(291)
Net financial income/(expense)	74	(291)	99	(19)	(228)	—	(365)
Share of profits of equity-accounted companies	—	247	11	—	—	—	258
Profit/(loss) before tax from continuing operations	431	675	394	(38)	(387)	(5)	1,070
Income tax benefit/(expense)	(99)	(65)	(92)	—	316	—	60
Profit/(loss) net of tax from continuing operations	332	610	302	(38)	(71)	(5)	1,130
Profit/(loss) net of tax from discontinued operations	—	—	—	—	20	—	20
Net profit/(loss)	332	610	302	(38)	(51)	(5)	1,150
Net (profit)/loss for the year attributed to non-controlling interests	(91)	(177)	5	1	—	—	(262)
Net profit/(loss) for the year attributed to the parent company	241	433	307	(37)	(51)	(5)	888

(Millions of euros)	Construction	Highways	Airports	Energy	Other	Adjustments	Total 2024
Revenues	7,236	1,256	91	270	519	(224)	9,148
Total operating expenses	6,806	338	65	268	551	(222)	7,806
Depreciation and amortization expenses	146	232	22	13	28	—	441
(Impairment) and gains/(losses) on disposals of non-current assets	—	151	2,025	—	32	—	2,208
Operating profit/(loss)	284	837	2,029	(11)	(28)	(2)	3,109
Profit/(loss) on derivatives and other net financial income/(expense)	(34)	(75)	627	—	24	(3)	539
Net financial income/(expense) from financing	150	(215)	(2)	(8)	(193)	3	(265)
Net financial income/(expense)	116	(290)	625	(8)	(169)	—	274
Share of profits of equity-accounted companies	—	226	8	—	4	—	238
Profit/(loss) before tax from continuing operations	400	773	2,662	(19)	(193)	(2)	3,621
Income tax benefit/(expense)	(142)	(110)	3	5	99	—	(145)
Profit/(loss) net of tax from continuing operations	258	663	2,665	(14)	(94)	(2)	3,476
Profit/(loss) net of tax from discontinued operations	—	—	—	—	14	—	14
Net profit/(loss)	258	663	2,665	(14)	(80)	(2)	3,490
Net (profit)/loss for the year attributed to non-controlling interests	(68)	(160)	(23)	—	—	—	(251)
Net profit/(loss) for the year attributed to the parent company	190	503	2,642	(14)	(80)	(2)	3,239

	Construction	Highways	Airports	Energy	Other	Adjustments	Total 2023
Revenues	6,870	1,085	80	207	506	(233)	8,515
Total operating expenses	6,659	286	58	206	548	(233)	7,524
Depreciation and amortization expenses	134	213	20	9	26	(1)	401
(Impairment) and gains/(losses) on disposals of non-current assets	—	38	—	—	(2)	(1)	35
Operating profit/(loss)	77	624	2	(8)	(70)	—	625
Profit/(loss) on derivatives and other net financial income/(expense)	(31)	5	(12)	(1)	28	(2)	(13)
Net financial income/(expense) from financing	117	(224)	3	—	(114)	1	(217)
Net financial income/(expense)	86	(219)	(9)	(1)	(86)	(1)	(230)
Share of profits of equity-accounted companies	—	198	11	(1)	6	1	215
Profit/(loss) before tax from continuing operations	163	603	4	(10)	(150)	—	610
Income tax benefit/(expense)	(65)	(55)	(20)	2	22	1	(115)
Profit/(loss) net of tax from continuing operations	98	548	(16)	(8)	(128)	1	495
Profit/(loss) net of tax from discontinued operations	—	—	—	—	17	(1)	16
Net profit/(loss)	98	548	(16)	(8)	(111)	—	511
Net (profit)/loss for the year attributed to non-controlling interests	(51)	(126)	7	—	—	—	(170)
Net profit/(loss) for the year attributed to the parent company	47	422	(9)	(8)	(111)	—	341